Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41110
Entity Registrant Name	Grab Holdings Ltd
Entity Central Index Key	0001855612
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3 Media Close, #01-03/06
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	138498
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Auditor Name	KPMG LLP
Auditor Location	Singapore
Auditor Firm ID	1051
Document Accounting Standard	International Financial Reporting Standards
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	3 Media Close, #01-03/06
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	138498
Contact Personnel Name	Christopher Betts
Contact Personnel Email Address	investor.relations@grab.com
City Area Code	855
Local Phone Number	739-7864
Class A Ordinary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.000001 per share
Trading Symbol	GRAB
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	3,619,097,899
Class B Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	122,882,309
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	GRABW
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	25,999,981